Significant accounting policies - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant accounting policies
Balance at the beginning of the year	¥ 3,773	¥ 3,597
Accretion expense	185	176
Balance at the end of the year	¥ 3,958	¥ 3,773